Accounting Policies Applied - Future Cash Flows Projections Growth Rate of Non-financial Assets (Detail)	Dec. 31, 2018
Argentina | Argentine peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	10.40%
Brazil | Brazilian Reals [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	4.20%
Peru | Peruvian sol [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	2.50%
Colombia | Colombian peso [Member]
Disclosure Of Future Cash Flows Projections [Line Items]
Growth rates	3.50%